SHAREHOLDERS’ EQUITIES	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
MEZZANINE EQUITY
SHAREHOLDERS’ EQUITIES

14.	SHAREHOLDERS’ EQUITY

Issued and Outstanding

A reconciliation of the beginning and ending issued and outstanding shares is as follows:

	Subordinate Voting Shares	Super Voting Shares	MM CAN USA Class B Redeemable Units	MM Enterprises USA Common Units

Balance as of June 27, 2020	403,907,218	815,295	236,123,851	725,016

Cancellation of Super Voting Shares	-	(815,295)	-	-
Shares Issued for Cash	57,800,000	-	-	-
Shares Issued to Settle Accounts Payable and Liabilities	14,911,047	-	-	-
Shares Issued for Exercise of Warrants	-	-	27,164,323	-
Redemption of MedMen Corp Redeemable Shares	133,969,228	-	(133,969,228)	-
Shares Issued for Vested Restricted Stock Units	7,173,256	-	-	-
Shares Issued for Debt Amendment Fees	4,305,148	-	-	-
Stock Grants for Compensation	3,703,730	-	-	-

Balance as of March 27, 2021	625,769,627	-	129,318,946	725,016

Cancellation of Super Voting Shares

Effective as of December 10, 2020, the Company cancelled the remaining 815,295 Class A Super Voting Shares that were granted via proxy to Benjamin Rose wherein no consideration was paid. The effect of the cancellation was recognized as a reduction in the mezzanine equity for the book value of $82,500 and the difference over the repurchase price of nil was recorded to additional paid-in capital. There was no effect on total shareholders’ equity as a result of this cancellation. As of March 27, 2021, there are no outstanding Class A Super Voting Shares.

Private Placement

Effective as of February 15, 2021, the Company executed the sale of 7,800,000 units through an investor agreement for a purchase price of $0.37 per share or aggregated total proceeds of approximately $2,866,000. Each unit consists of one Class B Subordinate Voting Share and one share purchase warrant. Each warrant permits the holder to purchase one additional Class B Subordinate Voting Share at an exercise price of $0.46 per share for a period of five years from the date of issuance. The warrants were classified within shareholders’ equity as additional-paid-in-capital in accordance with ASC 815-10, “Derivatives and Hedging” (“ASC 815-10”) and recorded at fair value.

Effective as of March 18, 2021, the Company executed the sale (“Private Placement Offering”) of 50,000,000 units (“Private Placement Units”) and 50,000,000 warrants that were granted through a separate private placement for a purchase price of C$0.40 per Private Placement Unit for aggregated total proceeds of approximately C$20,000,000 (or $16,019,597 U.S. dollars). Each Private Placement Unit consisted of one Class B Subordinate Voting Share and one share purchase warrant of the Company (“Private Placement Warrant”). Each Private Placement Warrant entitles the holder to purchase one Subordinate Voting Share at an exercise price of C$0.50 for a period of 3 years following the closing of the Private Placement Offering. See “Note 10 – Other Current Liabilities” for further information regarding these warrants.

Cashless Exercise of Warrants

On March 22, 2021, 40,000,000 warrants were exercised on a cashless basis for 27,164,323 MM CAN USA Class B Redeemable Shares.

Non-Controlling Interests

Non-controlling interest represents the net assets of the subsidiaries that the holders of the Subordinate Voting Shares do not directly own. The net assets of the non-controlling interest are represented by the holders of MM CAN USA Redeemable Shares and the holders of MM Enterprises USA Common Units. Non-controlling interest also represents the net assets of the entities the Company does not directly own but controls through a management agreement. As of March 27, 2021 and June 27, 2020, the holders of the MM CAN USA Redeemable Shares represent approximately 17.13% and 36.89%, respectively, of the Company and holders of the MM Enterprises USA Common Units represent approximately 0.10% and 0.11%, respectively, of the Company.

Variable Interest Entities

The below information are entities the Company has concluded to be variable interest entities (“VIEs”) as the Company possesses the power to direct activities through management services agreements (“MSAs”). Through these MSAs, the Company can significantly impact the VIEs and thus holds a controlling financial interest.

The following table represents the summarized financial information about the Company’s consolidated VIEs. VIEs include the balances of LAX Fund II Group, LLC, Natures Cure, Inc. and Venice Caregiver Foundation, Inc. This information represents amounts before intercompany eliminations.

As of and for the nine months ended March 27, 2021, the balances of the VIEs before any intercompany eliminations consists of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,197,557	$-	$10,310,942	$11,508,499
Non-Current Assets	13,045,511	2,925,798	4,980,057	20,951,366

Total Assets	$14,243,068	$2,925,798	$15,290,999	$32,459,865

Current Liabilities	$10,836,220	$9,032,248	$3,083,532	$22,952,000
Non-Current Liabilities	7,827,937	2,386,061	7	10,214,005

Total Liabilities	$18,664,157	$11,418,309	$3,083,539	$33,166,005

Non-Controlling Interest	$(4,421,089)	$(8,492,511)	$12,207,460	$(706,140)

Revenues	$6,457,626	$-	$9,911,450	$16,369,076
Net Income (Loss) Attributable to Non-Controlling Interest	$1,504,096	$(2,422,184)	$5,427,833	$4,509,745

As of and for the year ended June 27, 2020, the balances of the VIEs consists of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,233,188	$811,025	$6,639,231	$8,683,444
Non-Current Assets	16,867,824	3,259,563	5,032,428	25,159,815

Total Assets	$18,101,012	$4,070,588	$11,671,659	$33,843,259

Current Liabilities	$12,831,161	$7,481,953	$3,745,710	$24,058,824
Non-Current Liabilities	11,196,585	2,662,078	1,146,322	15,004,985

Total Liabilities	$24,027,746	$10,144,031	$4,892,032	$39,063,809

Non-Controlling Interest	$(5,926,734)	$(6,073,443)	$6,779,627	$(5,220,550)

Revenues	$10,949,458	$-	$13,976,810	$24,926,268
Net Income (Loss) Attributable to Non-Controlling Interest	$(6,132,528)	$(3,777,079)	$3,143,437	$(6,766,170)

The net change in the consolidated VIEs and other non-controlling interest are as follows for the nine months ended March 27, 2021:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Other Non- Controlling Interests	TOTAL

Balance as of June 27, 2020	$(5,925,185)	$(6,070,327)	$6,779,627	$(331,561,812)	$(336,777,697)

Net Income (Loss)	1,504,096	(2,422,184)	5,427,833	(30,614,859)	(26,105,114)

Equity Component on Debt and Debt Modification	-	-	-	4,055,133	4,055,133
Deferred Tax Impact On Conversion Feature	-	-	-	(1,210,052)	(1,210,052)
Redemption of MedMen Corp Redeemable Shares	-	-	-	(75,460,832)	(75,460,832)

Balance as of March 27, 2021	$(4,421,089)	$(8,492,511)	$12,207,460	$(434,792,422)	$(435,498,562)

Le Cirque Rouge, LP (the “Operating Partnership,” or the “OP”) is a Delaware limited partnership that holds substantially all of the real estate assets owned by the REIT, conducts the REIT’s operations, and is financed by the REIT. Under ASC 810, “Consolidation” (“ASC 810”), the OP was determined to be a variable interest entity in which the Company has a variable interest. The Company was determined to have an implicit variable interest in the OP based on the leasing relationship and arrangement with the REIT. The Company was not determined to be the primary beneficiary of the VIE as the Company does not have the power to direct the activities of the VIE that most significantly affect its economic performance. As of March 27, 2021, the Company continues to have a variable interest in the OP. During the nine months ended March 27, 2021, the Company did not provide any financial or other support to the REIT other than the REIT being a lessor on various leases as described in “Note 11 – Leases”. Accordingly, Le Cirque Rouge, LP is not consolidated as a variable interest entity within the unaudited interim Condensed Consolidated Financial Statements.

19.	SHAREHOLDERS’ EQUITIES

Authorized

The authorized share capital of the Company is comprised of the following:

Unlimited Number of Class B Subordinate Voting Shares

Holders of Subordinate Voting Shares are entitled to notice of and to attend at any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of Subordinate Voting Shares are entitled to one vote in respect of each Subordinate Voting Share held. As long as any Subordinate Voting Shares remain outstanding, the Company will not, without the consent of the holders of the Subordinate Voting Shares by separate special resolution, prejudice or interfere with any right attached to the Subordinate Voting Shares. Holders of Subordinate Voting Shares are entitled to receive as and when declared by the directors of the Company, dividends in cash or property of the Company. In the event of the liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or in the event of any other distribution of assets of the Company among its shareholders, the holders of Class B Subordinate Voting Shares shall, subject to the prior rights of the holders of any shares of the Company ranking in priority rights of the holders of any shares of the Company ranking in priority to the Class B Shares (including without restriction the Class A Super Voting Shares) be entitled to participate ratably along with all other holders of Class B Shares.

Unlimited Number of Class A Super Voting Shares

Holders of Super Voting Shares are not entitled to receive dividends. They are entitled to notice of and to attend at any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company have the right to vote. At each such meeting, holders of Super Voting Shares are entitled to 1,000 votes in respect of each Super Voting Share held. Provided that the founders hold more than 50% of the issued and outstanding non-voting common shares of MM Corp and Common Units of LLC, otherwise each holders of Super Voting Shares are entitled to 50 votes in respect of each Super Voting Share held. As long as any Super Voting Shares remain outstanding, the Company will not, without the consent of the holders of the Super Voting Shares by separate special resolution, prejudice or interfere with any right or special right attached to the Super Voting Shares. The Super Voting Shares are redeemable by the Company at a fixed rate of $0.10119 per share at the option of the current holder (the founders) in certain circumstances. In all other circumstances, the Company has the option to redeem the Super Voting Shares at the aforementioned fixed rate. The total amount due if redeemed, is approximately $82,500. The Company determined that the Super Voting are temporary equity in accordance with ASC 480, “Distinguishing Liabilities from Equity” and has reflected the amount as mezzanine equity in the Consolidated Balance Sheets.

In the event of the liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or in the event of any other distribution of assets of the Company among its shareholders, the Company will distribute its assets firstly and in priority to the rights of holders of any other class of shares of the Company (including the holders of preferred shares of any series and Class B Subordinate Voting Shares) to return the issue price of the Class A Super Voting Shares. If there are insufficient assets to fully return the issue price, such holders will receive an amount equal to the holders of the Class A Super Voting Shares such holders will receive an amount equal to their pro rata share in proportion to the issue price of their Class A Super Voting Shares along with all other holders of Class A Super Voting Shares.

On January 31, 2020, the Company announced that Adam Bierman and Andrew Modlin agreed to surrender all of their Class A Super Voting Shares to the Company. The value of the Super Voting Shares will be determined by a special committee of the Board (the “Special Committee”) through a process that includes hiring a third-party supervised by the Special Committee. As of June 27, 2020, the third-party valuation has not been completed. Accordingly, 815,295 Super Voting Shares previously held by Mr. Bierman were cancelled during the fiscal year ended June 27, 2020. On July 12, 2020, the valuation of the Super Voting Shares was completed. As of June 27, 2020, $475,650 was accrued in current liabilities for the amount owed to Adam Bierman related to the Super Voting Shares cancelled. This liability is to be settled in Class B Subordinate Voting Shares and RSUs. Mr. Modlin’s surrender will occur in December 2020 upon the expiration of the limited proxy granted to Benjamin Rose, Executive Chairman of the Board. As a result, the Company expects to have no outstanding Class A Super Voting Shares by the end of calendar year 2020.

Unlimited Number of Preferred Shares

The Preferred Shares may be issued at any time or from time to time in one or more series. The board of directors of the Company may, by resolution, alter its Notice of Articles of the Company to create any series of Preferred Shares and to fix before issuance, the designation, rights, privileges, restrictions and conditions to attach to the Preferred Shares of each series, including the rate, form, entitlement and payment of preferential dividends, the dates and place for payment thereof, the redemption price, terms, procedures and conditions of redemption, if any, voting rights and conversion rights, if any, and any sinking fund, purchase fund or other provisions attaching to the Preferred Shares of such series; provided, however, that no Preferred Shares of any series shall be issued until the Company has filed an alteration to its Notice of Articles with the British Columbia Registrar of Companies. Preferred shares shall be entitled to preference over other classes of shares, dividends when declared and any distribution of assets in event of liquidation, dissolution or winding up the Company, whether voluntary or involuntary.

2,000,000,000 Units of MM CAN USA Redeemable Shares

The Company’s subsidiary, MM CAN USA, Inc. has two authorized classes of units, Class A and Class B Redeemable Stock with a $0.001 USD par value, having an authorized limit of 1,000,000,000 units each. Class A Units are not redeemable, while Class B Redeemable Units are redeemable into shares of the Company’s Class B Subordinate Voting Shares. Holders of Class B Redeemable Units can redeem at their election. There are no mandatory redemption features. Class A Units are entitled to vote per unit held while Class B Redeemable Units are non-voting. Each Class share on a pro-rata basis dividends when declared. Upon the dissolution or liquidation of the Corporation, whether voluntary or involuntary, holders of Class B Redeemable Units, together with holders of Class A Units on a pro-rata basis, will be entitled to receive all assets of the Corporation available for distribution to its stockholders.

Unlimited Number of MM Enterprises USA Common Units

The Company’s subsidiary, MM Enterprises USA, LLC has one authorized class of units being Common Units. Common Units contain no voting rights and are redeemable into Class B Redeemable Units of MedMen Corp or of the Company’s Class B Subordinate Voting Shares. Distributions to members, upon the dissolution or liquidation of the Company, whether voluntary or involuntary may be declared by out of distributable cash or other funds or property legally available therefor in such amounts and on such terms as the Company shall determine using such record date as the Company may designate on a pro-rata basis in accordance with each members percentage interest in the Company.

Issued and Outstanding

A reconciliation of the beginning and ending issued and outstanding shares is as follows:

	Subordinate Voting Shares	Super Voting Shares	MM CAN USA Class B Redeemable Units	MM Enterprises USA Common Units

Balance as of July 1, 2018	45,215,976	1,630,590	365,961,334	1,570,064

Bought Deal Equity Financing	29,321,818	-	-	-
At-the-Market Equity Financing Program	5,168,500	-	-	-
Shares Issued to Settle Debt	632,130	-	3,932,415	-
Debt Issuance Costs	2,691,141	-	-	-
Redemption of MedMen Corp Redeemable Shares	58,095,821	-	(58,095,821)	-
Redemption of LLC Redeemable Units	5,566,993	-	4,274,566	(9,841,559)
Other Assets	919,711	-	72,464	-
Acquisition Costs	159,435	-	169,487	-
Acquisition of Non-Controlling Interest	9,736,870	-	-	-
Business Acquisitions	10,875,929	-	-	-
Asset Acquisitions	1,658,884	-	-	8,996,511
Vested Restricted Stock Units	333,479	-	-	-
Exercise of Warrants	-	-	2,878,770	-
Stock Grants for Compensation	2,634,235	-	-	-

Balance as of June 29, 2019	173,010,922	1,630,590	319,193,215	725,016

Cancellation of Super Voting Shares	-	(815,295)	-	-
At-the-Market Equity Financing Program, Net	9,789,300	-	-	-
Shares Issued for Cash	61,596,792	-	-	-
Shares Issued to Settle Debt and Accrued Interest	6,801,790	-	-	-
Shares Issued to Settle Accounts Payable and Liabilities	24,116,461	-	-	-
Shares Issued to Settle Contingent Consideration	13,737,444	-	-	-
Asset Acquisitions	7,373,034	-	-	-
Redemption of MedMen Corp Redeemable Shares	83,119,182	-	(83,119,182)	-
Shares Issued for Vested Restricted Stock Units	329,548	-	-	-
Shares Issued for Other Assets	13,479,589	-	-	-
Shares Issued for Acquisition Costs	765,876	-	-	-
Shares Issued for Business Acquisition	5,112,263	-	-	-
Stock Grants for Compensation	4,675,017	-	49,818	-

Balance as of June 27, 2020	403,907,218	815,295	236,123,851	725,016

September Bought Deal Equity Financing

On September 27, 2018, MedMen Corp completed a bought deal financing (the “September Offering”) of 15,681,818 units (the “September Units”) at a price of C$5.50 per September Unit (the “September Issue Price”), which included the exercise in full by the Underwriters of their over-allotment option, for aggregate gross proceeds of approximately C$86,250,000 (or $65,935,325 U.S. dollars).

Each September Unit consisted of one Subordinate Voting Share and one-half of one share purchase warrant of the Company (each whole share purchase warrant, a “September Warrant”). Each September Warrant entitles the holder thereof to acquire, subject to adjustment in certain circumstances, one Subordinate Voting Share at an exercise price of C$6.87 for a period of 36 months following the closing of the September Offering. On September 27, 2018, the September Warrants commenced trading under the ticker symbol “MMEN.WT”. See “Note 15 - Derivative Liabilities” for further information.

December Bought Deal Equity Financing

On December 5, 2018, MedMen Corp completed a bought deal financing (the “December Offering”) of 13,640,000 units (the “December Units”) at a price of C$5.50 per December Unit (the “December Issue Price”) for aggregate gross proceeds of approximately C$75,020,000 (or $55,976,720 U.S. dollars).

Each December Unit consisted of one Subordinate Voting Share and one share purchase warrant of the Company (“December Warrant”). Each December Warrant entitles the holder thereof to acquire, subject to adjustment in certain circumstances, one Subordinate Voting Share at an exercise price of C$6.87 ($5.28) until September 27, 2021. The December Warrants are traded under the ticker symbol “MMEN.WT” with the September Warrants. See “Note 15 - Derivative Liabilities” for further information.

At-the-Market Equity Financing Program

On April 10, 2019, the Company entered into an equity distribution agreement (the “Equity Distribution Agreement”) with Canaccord Genuity Corp. pursuant to which the Company may, from time to time, sell Subordinate Voting Shares for aggregate gross proceeds of up to C$60,000,000. The At-the-Market equity financing program (the “ATM program”) is designed to enable the Company to issue Subordinate Voting Shares from treasury at a lower cost than traditional offerings, without discount and at prevailing trading prices. The Company intends to use the net proceeds from the sale of Subordinate Voting Shares under the ATM program principally for general and administrative expenses, working capital needs and other general corporate purposes. As of June 27, 2020 and June 29, 2019, the Company had issued 9,789,300 and 5,168,500, respectively for net proceeds of $12,399,252 and $13,306,096, respectively.

Non-Controlling Interests

Non-controlling interest represents the net assets of the subsidiaries the holders of the Subordinate Voting Shares do not directly own. The net assets of the non-controlling interest are represented by the holders of the MM CAN USA Redeemable Shares. and the holders of MM Enterprises USA Common Units. Non-controlling interest also represents the net assets of the entities the Company does not directly own but controls through a management agreement. As of June 27, 2020 and June 29, 2019, the holders of the MM CAN USA Redeemable Shares represent approximately 36.89% and 64.85%, respectively, of the Company and holders of the MM Enterprises USA Common Units represent approximately 0.11% and 0.15%, respectively, of the Company.

Variable Interest Entities

The below information are entities the Company has concluded to be variable interest entities (“VIEs”) as the Company possesses the power to direct activities through management services agreements (“MSAs”). Through these MSAs, the Company can significantly impact the VIEs and thus holds a controlling financial interest.

The following table represents the summarized financial information about the Company’s consolidated VIEs. VIEs include the balances of LAX Fund II Group, LLC, Natures Cure, Inc. and Venice Caregiver Foundation, Inc. This information represents amounts before intercompany eliminations.

Acquisition of Previously Consolidated VIE

Prior to January 25, 2019, the Company VIE’s also included The Source Santa Ana and The Farmacy Collective. On January 25, 2019, the Company completed the acquisition of the Source Santa Ana and The Farmacy Collective from Captor Capital Corp. (“Captor”), a related party for $33,035,817 pursuant to a stock purchase agreement entered into on January 9, 2019 (the “SPA”). Under the terms of the SPA, the Company acquired all of the shares of ICH California Holdings, Ltd., a wholly-owned subsidiary of Captor that held assets including the ownership interests in its MedMen branded retail cannabis dispensaries located in Santa Ana and West Hollywood. The purchase price was paid with 9,736,870 Subordinate Voting Shares at an aggregate value of $33,035,817. Additionally, 1,051,902 Subordinate Voting Shares issued as part of the purchase price are contractually restricted from trading for six months from the closing date. Accordingly, The Source Santa Ana is now consolidated as a wholly owned subsidiary of the Company.

As of and for the year ended June 27, 2020, the balances of the VIEs consist of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,233,188	$811,025	$6,639,231	$8,683,444
Non-Current Assets	16,867,824	3,259,563	5,032,428	25,159,815

Total Assets	18,101,012	4,070,588	11,671,659	33,843,259

Current Liabilities	$12,831,161	$7,481,953	$3,745,710	$24,058,824
Non-Current Liabilities	11,196,585	2,662,078	1,146,322	15,004,985

Total Liabilities	24,027,746	10,144,031	4,892,032	39,063,809

Non-Controlling Interest	$(5,926,734)	$(6,073,443)	$6,779,627	$(5,220,550)

Revenues	$10,949,458	$-	$13,976,810	$24,926,268
Net (Loss) Income Attributable to Non-Controlling Interest	$(6,132,528)	$(3,777,079)	$3,143,437	$(6,766,170)

As of and for the year ended June 29, 2019, the balances of the VIEs consist of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,793,174	$1,156,113	$1,437,604	$4,386,891
Non-Current Assets	6,133,804	1,753,897	4,000,000	11,887,701

Total Assets	7,926,978	2,910,010	5,437,604	16,274,592

Current Liabilities	$6,375,156	$5,203,258	$1,801,414	$13,379,828
Non-Current Liabilities	1,344,479	-	-	1,344,479

Total Liabilities	7,719,635	5,203,258	1,801,414	14,724,307

Non-Controlling Interest	$207,343	$(2,293,248)	$3,636,190	$1,550,285

Revenues	$9,767,302	$-	$11,630,475	$21,397,777
Net (Loss) Income Attributable to Non-Controlling Interest	$(5,563,148)	$(5,264,296)	$3,345,828	$(7,481,616)

The net change in the consolidated VIEs and other non-controlling interest are as follows for the year ended June 27, 2020:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Other Non- Controlling Interests	TOTAL

Balance as of June 29, 2019	$207,343	$(2,293,248)	$3,636,190	$(33,417,690)	$(31,867,405)

Net Income (Loss)	(6,132,528)	(3,777,079)	3,143,437	(272,499,888)	(279,266,058)

Cash Distributions from Non-Controlling Members	-	-	-	(310,633)	(310,633)
Stock Grants for Compensation	-	-	-	35,157	35,157
Equity Component on Debt and Debt Modification	-	-	-	5,331,969	5,331,969
Redemption of MedMen Corp Redeemable Shares	-	-	-	(32,192,800)	(32,192,800)
Share-Based Compensation	-	-	-	1,492,073	1,492,073

Balance as of June 27, 2020	$(5,925,185)	$(6,070,327)	$6,779,627	$(331,561,812)	$(336,777,697)

The net change in the consolidated VIEs and other non-controlling interest are as follows for the year ended June 29, 2019:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Farmacy Collective and The Source Santa Ana	Other Non- Controlling Interests	TOTAL

Balance as of June 30, 2018	$5,770,491	$2,971,048	$290,362	$(692,837)	$77,389,350	$85,728,414

Net Income (Loss)	(5,563,148)	(5,264,296)	3,345,828	596,288	(181,955,438)	(188,840,766)

Cash Contributions from Non-Controlling Members	-	-	-	-	290,000	290,000
Conversion of Convertible Debentures	-	-	-	-	3,802,381	3,802,381
Asset Acquisitions	-	-	-	-	41,154,986	41,154,986
Fair Value of Warrants Issued for Debt	-	-	-	-	13,590,104	13,590,104
Issuance of Equity for the Repayment of Notes Payable	-	-	-	-	6,759,125	6,759,125
Exercise of Warrants	-	-	-	-	8,521,268	8,521,268
Other Assets	-	-	-	-	343,678	343,678
Acquisition Costs	-	-	-	-	597,320	597,320
Share-Based Compensation	-	-	-	-	12,845,773	12,845,773
Acquisition of Non-Controlling Interest	-	-	-	96,549	-	96,549
Redemption of MedMen Corp Redeemable Shares	-	-	-	-	7,683,232	7,683,232
Redemption of LLC Redeemable Units	-	-	-	-	(24,439,469)	(24,439,469)

Balance as of June 29, 2019	$207,343	$(2,293,248)	$3,636,190	$-	$(33,417,690)	$(31,867,405)

The consolidated financial statements for the fiscal year ended June 29, 2019 presented herein include LCR Manager, LLC as described in “Note 2 - Basis of Consolidation”. LCR Manager, LLC holds less than 0.01% of the total outstanding units in Le Cirque Rouge, LP (the “Operating Partnership,” or the “OP”) in which the investment was accounted for under the equity method due to the Company’s significant influence as a result of LCR Manager, LLC being the manager of the OP and owning equity interests in the OP. In addition, certain members of management of the Company are also members of management to the REIT (see below). The amount of initial investment in the OP was nominal, and thus the equity interests in the OP, and accordingly, the amount of investment, was determined to be insignificant and therefore has not been recorded in these financial statements. Accordingly, the Company’s maximum exposure to loss as a result of its involvement with the OP is not significant. During the fiscal year ended June 27, 2020, the Company sold its interests in LCR Manager, LLC for gross proceeds of $12,500,000.

Le Cirque Rouge, LP is a Delaware limited partnership that holds substantially all of the real estate assets owned by the REIT, conducts the REIT’s operations, and is financed by the REIT. Under ASC 810, “Consolidation”, the OP was determined to be a variable interest entity in which the Company has a variable interest. The Company was determined to have an implicit variable interest in the OP based on the leasing relationship and arrangement with the REIT. The Company was not determined to be the primary beneficiary of the VIE as the Company does not have the power to direct the activities of the VIE that most significantly affect its economic performance. As of September 2019, the Company and the REIT no longer had members of common management and in November 2019, the Company sold its interests in the Manager. However, the Company continues to have a variable interest in the OP as of June 27, 2020. During the fiscal years ended June 27, 2020 and June 29, 2019, the Company did not provide any financial or other support other completion of the sale and leaseback transactions and the REIT being a lessor on various leases as described in “Note 16 - Leases”. Accordingly, Le Cirque Rouge, LP is not consolidated as a variable interest entity within the consolidated financial statements.